Financial instruments - Categories of Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	€ (137.8)	€ (39.7)
Financial assets at amortised cost	502.0	560.8
Financial liabilities at amortised cost	(2,854.2)	(2,817.1)
Financial assets (liabilities) at fair value through other comprehensive income	(108.1)	(40.2)
Total	(2,322.5)	(2,256.8)
Total non-current loans and borrowings	2,113.7	2,142.3
Borrowings	2,135.1	2,164.9
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	2,067.6	1,997.6
Financial liabilities	(2,056.3)	(2,098.3)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Financial assets at amortised cost	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(719.1)	(652.2)
Financial liabilities	(719.1)	(652.2)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Financial assets at amortised cost	0.0	0.0
Financial liabilities at fair value through other comprehensive income	(110.0)	(60.3)
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(110.0)	(60.3)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Financial assets at amortised cost	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(2,135.1)	(2,164.9)
Financial liabilities	(2,135.1)	(2,164.9)
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	226.9	230.8
Financial assets at amortised cost	226.9	230.8
Financial liabilities at amortised cost	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Financial assets at fair value through other comprehensive income	1.9	20.1
Financial assets	1.9	20.1
Financial assets at amortised cost	0.0	0.0
Financial liabilities at amortised cost	0.0
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	(137.8)	(39.7)
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	412.9	369.7
Financial assets at amortised cost	275.1	330.0
Financial liabilities at amortised cost	0.0
Deferred borrowing costs | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities	37.8	41.9
Senior EUR/USD loans | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities	(1,293.8)	(1,340.0)
Other borrowings [Domain] | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	0.3	0.2
Financial liabilities	(0.3)	(0.2)
Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities	(800.0)	(800.0)
Level 2 | Senior EUR/USD loans | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	1,314.5	1,316.2
Level 1 of fair value hierarchy [member] | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	€ 752.8	€ 681.2